Income Taxes - Schedule of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Expense:
Federal							$ 5,501	$ 5,564	$ 5,770
State							1,388	372	0
Current expense							6,889	5,936	5,770
Deferred Expense:
Federal							1,318	(1,401)	(3,830)
State							79	(258)	0
Deferred expense		$ (1,234)		$ (214)	$ (1,560)	$ 611	1,397	(1,659)	(3,830)
Total	$ 821	$ 584	$ 1,900	$ 1,933	$ 1,405	$ 3,833	$ 8,286	$ 4,277	$ 1,940